STOCK OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2017
Stock Option Plans Tables
Summarizing the options issued and outstanding stock option plan

	Year ended September 30,
	2017		2016		2015
	Number Outstanding	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price	Number Outstanding	Weighted-Average Exercise Price
Beginning at October 1	14,750,000	$0.16	14,750,000	$0.16	14,750,000	$0.16
Granted	-	$-	-	$-	-	$-
Exercised	-	$-	-	$-	-	$-
Expired	-	$-	-	$-	-	$-
Outstanding at September 30	14,750,000	$0.16	14,750,000	$0.16	14,750,000	$0.16
Exercisable at September 30	14,750,000	$0.16	14,750,000	$0.16	14,750,000	$0.16

Summarize the shares of common stock issuable upon exercise of options outstanding

	Stock Options Outstanding/ Exercisable
	Range of Exercise Price	Number at September 30, 2017	Weighted-Average Remaining Contractual Life (Years)
September 30, 2017	$0.15-$0.20	14,750,000	8.99
September 30, 2016	$0.15-$0.20	14,750,000	7.99
September 30, 2015	$0.15-$0.20	14,750,000	6.99